Other incomes by function (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income statement [Abstract]
Disclosure of detailed information about other income by function [Text Block]
Other income by function is detailed as follows:

Other incomes by function	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Sales of fixed assets	506,178	5,084,269	2,464,820
Rental income	173,259	315,325	266,335
Sale of glass	424,419	934,863	731,111
Claims recovery	110,963	82,896	831,230
Advance term license (1)	-	-	213,400,487
Other (2)	18,081,073	16,167,357	10,761,071
Total	19,295,892	22,584,710	228,455,054
(1)

  See brands in
Note 1 – General information, letter C).
Additionally, it is worth mentioning that the payments they have received from ABI are presented in the Consolidated Statement of Cash Flows, in Operating Activities, under the heading "Other charges for operating activities.
(2)

  It mainly corresponds to the effects related with the early termination of Budweiser license mentioned in
Note 1 – General information, letter C) number b.5) and b.6)
.